Costs and Expenses by Nature - Summary of Expenses by Nature/Purpose (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Expense By Nature [Abstract]
Raw materials and consumables used	R$ (4,757,593)	R$ (4,320,833)	R$ (5,654,826)
Employee benefit expense	(1,985,230)	(1,934,690)	(1,506,791)
Transportation expenses	(1,533,050)	(1,394,544)	(1,193,670)
Depreciation and amortization	(1,889,525)	(1,697,983)	(1,129,015)
Construction cost-IFRIC 12	(351,193)	(339,025)	(408,086)
Selling expenses	(82,941)	(72,683)	(65,096)
Leases and concessions expenses	(193,252)	(193,637)	(141,010)
Leases expenses	(15,234)	(38,977)	(18,135)
Other	(428,145)	(363,394)	(341,418)
Total expenses by nature	(11,236,163)	(10,355,766)	(10,458,047)
Cost of sales	(9,232,210)	(8,317,490)	(8,645,653)
Selling	(1,068,663)	(1,037,542)	(900,728)
General and administrative	(935,290)	(1,000,734)	(911,666)
Total cost and expenses	R$ (11,236,163)	R$ (10,355,766)	R$ (10,458,047)